Stockholders' Deficit	12 Months Ended
Dec. 31, 2025
Stockholders’ Deficit [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 10 - STOCKHOLDERS’ DEFICIT:

Common Stock

On January 4, 2024, the Company filed its Amended and Restated Certificate of Incorporation, which provided for the number of authorized shares of the Company’s Common Stock, par value $0.0001 per share, to be increased from 500,000,000 to 3,254,475,740. All issued shares of Common Stock are entitled to vote on a 1 share/1 vote basis. The Company had 956,997,116 shares of Common Stock issued and outstanding as of December 31, 2025 and 2024.

Holders of our Common Stock have no preemptive, redemption, conversion or subscription rights. No sinking fund provisions are applicable to our Common Stock. Upon liquidation, dissolution or winding-up, holders of our Common Stock are entitled to share in all assets remaining after payment of all liabilities and the liquidation preferences of any of our outstanding shares of preferred stock. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of our Common Stock are entitled to receive dividends, if any, as may be declared from time to time by our board of directors out of our assets which are legally available. Such dividends, if any, are payable in cash, in property or in shares of capital stock.

Preferred Stock

The Company is authorized to issue up to 12,500,000 shares of $0.0001 par value non-redeemable preferred stock. As of December 31, 2025 and 2024, 5,847,937 shares of Series A Preferred Stock were outstanding.

The following is a summary of the principal terms of the Series A Preferred Stock as set forth in the Certificate of Designation.

Conversion

The Series A Preferred Stock has a Stated Value of $1.10 and is convertible into Common Stock at any time at a conversion price of $0.011, or 100 shares of Common Stock for each share of Preferred A Stock, subject to adjustment for certain anti-dilution provisions set forth in the Series A Certificate of Designation. Upon conversion the shares of Series A Preferred Stock will resume the status of authorized but unissued shares of preferred stock of the Company. During the year ended December 31, 2024, holders of the Series A Preferred Stock converted 4,615,426 of Series A Preferred Stock into 461,542,570 shares of Common Stock.

Dividends

The holders of Series A Preferred Stock will be entitled to dividends, on an as-if converted basis, equal to and in the same form as dividends actually paid on shares of Common Stock, when and if actually paid.

Voting Rights

The shareholders of Series A Preferred Stock are entitled to vote with holders of the Company’s Common Stock, on all matters that such holders of Common Stock are entitled to vote upon, in the same manner and with the same effect as the holders of Common Stock, voting together with the holders of Common Stock as a single class. Each share of Preferred Stock shall entitle the shareholder to cast that number of votes per share of Preferred Stock equal to the number of shares of Common Stock into which such share of Preferred Stock is convertible (after giving effect to certain limitations on conversion, as applicable). As long as any shares of Series A Preferred Stock are outstanding, the Company may not, without the approval of a majority of the then outstanding shares of Series A Preferred Stock (a) alter or change the powers, preferences or rights given to the Series A Preferred Stock, (b) alter or amend our amended and restated certificate of incorporation, the Series A Certificate of Designation, or our amended and restated bylaws in such a manner so as to materially adversely affect any rights given to the Series A Preferred Stock, (c) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a Liquidation (as defined below) senior to the Series A Preferred Stock, or (d) enter into any agreement to do any of the foregoing.

Liquidation

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the then holders of the Series A Preferred Stock are entitled to receive out of the assets available for distribution to stockholders of the Company the same amount that a holder of Common Stock would receive if the Series A Preferred Stock were fully converted (disregarding for such purposes any conversion limitations hereunder) to Common Stock which amounts shall be paid pari passu with all holders of Common Stock.

Warrants

On August 14, 2023, the Company issued warrants to purchase up to 946,652,602 shares of Common Stock, in addition to warrants to purchase up to 18,181,817 shares of Common Stock on September 13, 2023. The warrants expire five years from the initial exercise date and are exercisable at an exercise price of $0.033 per share. The initial exercise date was dependent on the authorization of additional shares of Common Stock which occurred on December 28, 2023. The warrants contain provisions that protect their holders against dilution by adjustment of the purchase price in certain events such as stock dividends, stock splits and other similar events.

On April 17, 2024, the Board of Directors approved the issuance of 10,454,500 warrants to purchase shares of Common Stock to Oriole Avenue Inc. (“Oriole”) (see Note 13) with the same terms as the warrants issued to the Private Dror Shareholders. The warrants were issued to an investor in respect of services to be performed pursuant to the Oriole Consulting Agreement concluding July 15, 2024. The fair value of the warrants on the date of issuance was $35,814, which was recognized as general and administrative expense in the Statement of Operations. The aggregate fair value of $35,814 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 77.10%, (iii) risk free rate of 4.62% (iv) dividend rate of zero, (v) stock price of $0.01, and (vi) exercise price of $0.033.

If at the time of the warrant’s exercise there is no effective registration statement registering, or no current prospectus available for, the resale of the shares of Common Stock underlying the warrant, then the holder will have the right to exercise warrant by means of a cashless exercise. In addition, if (i) the volume-weighted average price of the Company’s Common Stock for 20 consecutive trading days is at least 300% of the exercise price of the warrants, (ii) the dollar trading volume of the Company’s Common Stock for each trading day within such 20-day trading period equals or exceeds $500,000, (iii) a registration statement providing for the resale of the Private Placement Shares is effective and such registration statement has been effective for six (6) months, (iv) the holder of the warrant is not in possession of any information provided by the Company that constitutes material nonpublic information and (v) the Company has not breached any of the terms of the investment documents (regardless of if such breach has been cured), then the warrants may be redeemed at a price of $0.001 per warrant up to one-half, in the aggregate, of the warrants upon not less than 20 days’ prior written notice of redemption to each holder, subject to certain customary restrictions.

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, January 1, 2024	964,834,419	$0.03	5.00	$-
Granted	10,454,500	0.03	5.00	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Balance Outstanding, December 31, 2024	975,288,919	$0.03	4.00	$-
Granted				-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Balance Outstanding, December 31, 2025	975,288,919	$0.03	3.00	$-

Exercisable, December 31, 2025	975,288,919	$0.03	3.00	$-

The aggregate intrinsic value in the table above represents the total intrinsic value, based on the Company’s closing Common Stock price of $0.01 as of December 31, 2025, 2024 and 2023, which would have been received by the warrant holders had all warrant holders exercised their warrants as of that date.

Equity Incentive Plan

In August 2023, the Company granted 163,142,084 employee stock options to two executives and a director. In December 2023, the Company authorized additional shares to cover the employee stock options and in 2024 prepared all the legal filings for the establishment of the 2023 Plan.

On June 17, 2024, the Board of Directors approved the issuance of 21,122,239 fully-vested options to purchase shares of Common Stock to the chairman of the Board of Directors. The fair value of the options on the date of issuance was $170,920, which was recognized as share-based compensation expense in the Statement of Operations. The aggregate fair value of $170,920 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 76.58%, (iii) risk free rate of 4.30% (iv) dividend rate of zero, (v) stock price of $0.01, and (vi) exercise price of $0.0037.

The following table summarized the option activity for the years ended December 31, 2025 and 2024:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term (in years)	Value
Balance Outstanding, January 1, 2024	163,142,084	$0.004	9.62	$1,003,656
Granted	21,122,239	0.004	10.0	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2024	184,264,323	$0.004	8.68	$350,102
Granted				-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2025	184,264,323	$0.004	7.68	$1,160,865

Exercisable, December 31, 2025	184,264,323	$0.004	7.68	$1,160,865

Share-based compensation expense for the years ended December 31, 2025 and 2024 amounted to $39,170 and $2,246,033, respectively. Share-based compensation relating to general and administrative expenses amounted to $39,170 and $1,673,270 for the years ended December 31, 2025 and 2024, respectively. Share-based compensation relating to research and development expenses amounted to $0 and $572,763 for the years ended December 31, 2025 and 2024, respectively. The fair value of stock options that fully vested during the years ended December 31, 2025 and 2024 was $84,828 and $1,612,841, respectively. The weighted average grant date fair value for options granted during the years ended December 31, 2024 was $0.01, using the Black Scholes valuation method.

As of December 31, 2025, there is no unrecognized compensation cost related to non-vested share-based compensation.

The aggregate intrinsic value in the table above represents the total intrinsic value, based on the Company’s closing stock price of $0.01 as of December 31, 2025, $0.0056 as of December 31, 2024 and $0.01 as of December 31, 2023, which would have been received by the option holders had all option holders exercised their options as of that date.